Shareholder's Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Equity [Abstract]
Shareholder's Equity

Note 18. Shareholder’s Equity

Preferred Shares

TGI is authorized to issue 1,000,000 preferred shares with a par value of $0.0001 per share with such designation, rights and preferences as may be determined from time to time by the Company’s board of directors.

As of December 31, 2015, there are no preferred shares issued or outstanding.

Ordinary Shares

The Company is authorized to issue 100,000,000 ordinary shares with a par value of $0.0001 per share. As of December 31, 2015, a total of 29,395,636 Ordinary shares were issued and outstanding which includes 2,500,000 Earnout shares which have been issued and placed in escrow but have no voting rights. The Earnout shares are not considered issued and outstanding as a matter of Cayman Islands law.

Legal Reserve

Colombian regulation requires that companies retain 10% of net income until it accumulates to least 50% of subscribed and paid in capital.

Earnings per Share

The following table sets forth the computation of the basic and diluted earnings per share for the years ended December 31, 2015 and 2014:

	December 31,
	2015	2014
Numerator for basic and diluted earnings per shares
Net (Loss) Income	(12,765)	9,511
Denominator
Denominator for basic earnings per ordinary share – weighted average shares outstanding	25,447,564	24,347,620
Effect of dilutive warrants and earnout shares	3,502,078	3,890,059
Denominator for diluted earnings per ordinary share – weighted average shares outstanding	28,949,642	28,237,679
Basic earnings per ordinary share	(0.50)	0.39
Diluted earnings per ordinary share	(0.50)	0.34

Calculation of earnings per share for the year ended December 31, 2015 excludes the effect of 3,502,079 dilutive securities because their inclusion would be antidilutive due to the net loss for the period.

Restricted Securities

Energy Holding Corporation, the sole shareholder of Tecnoglass Holding whose shareholders are all of the former shareholders of Tecnoglass and ES, received 20,567,141 ordinary shares in consideration of all of the outstanding and issued ordinary shares of Tecnoglass Holding. Under the terms of the merger agreement, the shareholders of Energy Holding Corporation entered into lock-up agreements precluding the sale or transfer of their shares until December 20, 2014. Certain other holders of ordinary shares and warrants had been restricted from selling any of their securities until December 20, 2014. This restriction expired on that date.

Pursuant to the merger agreement and plan of reorganization and on filing of financial statements for the fiscal year ended December 31, 2014, Energy Holding Corporation received an aggregate of 500,000 ordinary shares based on its achievement of specified EBITDA targets set forth in such agreement and the Company will issue 1,000,000 ordinary shares upon achievement of specified EBITDA target in the fiscal year ended December 31, 2015. Energy Holding Corp. also has the contractual right to receive an additional 1,500,000 ordinary shares, to be released upon the attainment of specified share price targets or targets based on our EBITDA in the fiscal year ending December 31, 2016. The following table sets forth the targets and the number of earnout shares issuable to Tecnoglass Holding shareholders upon the achievement of such targets:

	Ordinary Share	EBITDA Target		Number of Earnout Shares
	Price Target	Minimum	Maximum	Minimum	Maximum
Fiscal year ending 12/31/16	$ 15.00 per share	$40,000,000	$45,000,000	1,333,333	1,500,000

If either the ordinary share target or the maximum EBITDA target is met in any fiscal year, Energy Holding Corp. receives the maximum number of earnout shares indicated for the year. In the event the ordinary share target is not met but the combined company’s EBITDA falls within the minimum and maximum EBITDA target for a specified year, the number of earnout shares to be issued will be interpolated between such targets. In the event neither the ordinary share target nor the minimum EBITDA target is met in a particular year, but a subsequent year’s share price or EBITDA target is met, Energy Holding Corp. will earn the earnout shares for the previous year as if the prior year’s target had been met.

Long Term Incentive Compensation Plan

On December 20, 2013, our shareholders approved our 2013 Long-Term Equity Incentive Plan (“2013 Plan”). Under the 2013 Plan, 1,593,917 ordinary shares are reserved for issuance in accordance with the plan’s terms to eligible employees, officers, directors and consultants. As of December 31, 2015, no awards had been made under the 2013 Plan.

Registration Statements and Company Securities

On February 11, 2014, the Registrant filed a registration statement on Form S-3 (Registration No. 333-193882), which was subsequently amended on Form S-1 and declared effective by the Securities and Exchange Commission on June 16, 2014 (“2014 Registration Statement”). The 2014 Registration Statement also constituted a Post-Effective Amendment No. 1 to Form S-1 to the Registrant’s Registration Statement No. 333-178061 declared effective on March 16, 2012 (“2012 Registration Statement”).

The Company filed post-effective amendments to the registration statement on Form S-1 filed on Form S-3 pursuant to Section 10(a)(3) of the Securities Act of 1933, as amended, to update the 2014 Registration Statement and 2012 Registration Statement to include the audited consolidated financial statements and the notes thereto included in the Registrant’s Annual Report on Form 10-K for the fiscal year ended December 31, 2014, filed with the SEC on April 15, 2015 and certain other information in such Registration Statements.

The post effective amendments relate to up to 5,904,484 ordinary shares and 3,416,681 warrants of the Company which may be sold from time to time representing up to (i) 649,382 ordinary shares issued pursuant to two subscription agreements in connection with our initial business combination, (ii) 1,040,000 ordinary shares issued in connection with our formation, (iii) 30,018 ordinary shares and 30,018 warrants underlying unit purchase options originally issued in connection with our initial public offering, (iv) 3,386,663 warrants, or “insider warrants,” (and 3,386,663 ordinary shares underlying the insider warrants) purchased in a private placement that was consummated simultaneously with our initial public offering, (v) 78,401 ordinary shares underlying warrants, or “working capital warrants,” issued upon conversion of a promissory note issued in consideration of a working capital loan Securityholder, (vi) 206,547 ordinary shares underlying warrants, or “insider warrants,” purchased in a private placement that was consummated simultaneously with our initial public offering, and (vii) 95,693 ordinary shares sold pursuant to a subscription agreement in March 2014, and (viii) 417,780 ordinary shares issued upon exercise of certain insider warrants and unit purchase options. No additional securities were registered under the registration statement or the amendments thereto. As of the latest practicable date before these financial statements were available for publication, the registration statement had not been declared effective by the SEC.

The Company has not receive any proceeds from the sale of the securities in the registration statement, although the Company could receive up to $56.0 million upon the exercise of all of the insider warrants and working capital warrants, up to $1.0 million upon the exercise of the unit purchase options, up to $0.8 million upon the exercise of the warrants underlying such unit purchase options and up to $20.7 million upon the exercise of the warrants issued in the Public Offering. Any amounts received from such exercises will be used for working capital and other general corporate purposes.

On July 9, 2015, the Company filed an Offer to Exchange Warrants to Acquire Ordinary Shares Of Tecnoglass Inc. for Ordinary Shares of Tecnoglass Inc. (the “Exchange Offer”) in a registration statement on Form S-4 and amendments thereto. The Exchange Offer proposes to acquire all of the Company’s outstanding warrants in exchange for ordinary shares of the Company at conversion ratio of 2.3 in exchange for one ordinary share and subsequently amending its filing on March 11, 2016 to offer an exchange ratio of 2.5 warrants for each ordinary share. The Exchange Offer will remain open for a period of 30 days once exchange documentation is sent to warrant holders and the first quarterly dividend payment as approved by the Board of Directors will be made to shareholders of record 15 days after the end of the Exchange Offer. As of the latest practicable date before these consolidated financial statements were available for publication, the SEC had not yet declared effective the Exchange Offer.

Issuance of Common Stock

In March 2014, the Company entered into an agreement with an affiliate of A Lorne Weil, the Company’s Non-Executive Chairman of the board, for the sale of 95,693 ordinary shares at a price of approximately $10.45 per share in a private placement transaction, for proceeds to the company of $1.0 million.

Following the SEC’s Notice of Effectiveness dated June 16, 2014 of the Company’s registration statement on Form S-1 that registered the IPO Warrants and Working Capital Warrants, 102,570 warrants were exercised by warrant holders as of December 31, 2015 resulting in the issuance of the same number of shares and cash proceeds of $821.

In December 2014, the Company entered into two asset purchase agreements with Glasswall LLC, a south Florida based manufacturer of impact resistant windows and door systems. Total consideration paid by the Company was $9,000, of which 4,000 were paid with the issuance of 388,199 ordinary shares issued to Glasswall at $10.30 per share.

In April 2015, 500,000 shares were issued to Energy Holding Corporation, the sole shareholder of Tecnoglass Holding based on its achievement of the specific EBITDA targets for the year ended December 31, 2014.

From July 6, 2015 to December 31, 2015, 200,000 working capital warrants, 609,255 insider warrants and 1,516,669 warrants issued in our initial public offering were exercised on a “cashless basis” which resulted in the issuance of 1,001,848 ordinary shares as more fully described in Note 15 to these financial statements.

In November and December of 2015, the Company issued 592,656 shares in connection with the exercise of 803,462 unit purchase options and the underlying warrants.

The issuances of stock in 2015 are summarized as follows:

Shares issued for achievement of EBITDA targets	500,000
Shares issued for warrant exercises	1,001,848
Shares issued for exercise of unit purchase options	592,656
Total ordinary shares issued	2,094,504

As of March 28, 2016, the latest practicable date before these consolidated financial statements were available for publication, 102,570 warrants have been exercised for proceeds of $820,560. As of the same date, an additional 200,000 working capital warrants, 609,255 insider warrants and 1,516,669 warrants issued in our initial public offering have been exercised on a “cashless basis” as more fully described in the Notes 16 to these financial statements.